Impact of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
Impact of New Accounting Pronouncements
21. Impact of New Accounting Pronouncements

ASU 2015-03 'Interest-Imputation of Interest' was issued in April 2015 to simplify the presentation of debt issuance costs. The guidance requires debt issuance costs related to term loans to be presented as a direct deduction from the carrying amount of the associated debt liability. The new guidance is reflected in the Consolidated Financial Statements including application on a retrospective basis. The Consolidated Balance Sheet at December 31, 2015 has therefore been restated to reflect the accounting standards update.

ASU 2015-16 'Business Combinations' was issued in February 2016 to simplify the accounting and presentation for changes in provisional amounts accounted for in a business combination during the measurement period. The amendments require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amendments require that the acquirer record, in the same period's financial statements, the effect on earnings of changes in depreciation, amortization or other income effects, if any, as a result of the change to the provisional accounts, calculated as if the accounting had been completed at the acquisition date. See Note 4 for details of the impact of adoption.

In July 2015, the FASB issued ASU 2015-11, which, for entities that do not measure inventory using the last-in, first-out (LIFO) or retail inventory method, changes the measurement principle for inventory from the lower of cost or market to lower of cost and net realizable value. The ASU also eliminates the requirement for these entities to consider replacement cost or net realizable value less an approximately normal profit margin when measuring inventory. This ASU is effective for public business entities in fiscal years beginning after December 15, 2016. The adoption of ASU 2015-11 is not expected to have a significant impact on the financial statements.
In May 2014, the FASB issued ASU 2014-09 ("ASU 2014-09"), Revenue from Contracts with Customers, which provides that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The updated standard will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. To achieve the core principle of the new standard, an entity should apply the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. As originally issued, ASU 2014-09 will be effective prospectively for fiscal years and interim periods within those years beginning after December 15, 2016. On July 9, 2015, the FASB approved the proposal to defer the effective date of this standard by one year. Early adoption is permitted for annual periods beginning after December 16, 2016. Subsequent to issuing ASU 2014-09, the FASB issued the following amendments concerning clarification of ASU 2014-09. In March 2016, the FASB issued ASU 2016-08 ("ASU 2016-08"), Revenue from Contracts with Customers (Topic 606), Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which further clarifies the implementation guidance on principal versus agent considerations. The new guidance requires either a retrospective or a modified retrospective approach to adoption. In April 2016, the FASB issued ASU 2016-10, ("ASU 2016-10") Revenue from Contracts with Customers (Topic 606), Identifying Performance Obligations and Licensing, which clarifies the identification of performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. In May 2016, the FASB issued ASU 2016-12 ("ASU 2016-12"), Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which provides clarification on assessing the collectability criterion, presentation of sales taxes, measurement date for noncash consideration and completed contracts at transition.
The updated standard is effective for us in the first quarter of the year-ended 31 December 2018. We are continuing to evaluate a method of transition and are currently evaluating the effect that the updated standard will have on our consolidated financial statements and related disclosures. While we are continuing to assess all potential impacts of the new standard, we currently believe the most significant impact relates to our assessment of measurement of performance and percentage of completion. Under current GAAP, the revenue attributable to performance is determined based on both input and output methods of measurement. .Due to the complexity of certain of our contracts, the actual revenue recognition treatment required under the new standard for these arrangements may be dependent on contract-specific terms and vary in some instances. Our preparatory work is also focused on the increased disclosure obligations (including in respect of retrospective revenue and backlog).
In January 2016, the FASB issued ASU 2016-01, which will significantly change the income statement impact of equity investments and the recognition of changes in fair value of financial liabilities when the fair value option is elected. The ASU is effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-01 is not expected to have a significant impact on the financial statements.
In February 2016, the FASB issued ASU 2016-02, Leases, requiring lessees to recognize a right-of-use asset and a lease liability on the balance sheet for all leases with the exception of short-term leases. For lessees, leases will continue to be classified as either operating or finance leases in the income statement. Lessor accounting is similar to the current model but updated to align with certain changes to the lessee model. Lessors will continue to classify leases as operating, direct financing or sales-type leases. The effective date of the new standard for public companies is for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Early adoption is permitted. The new standard must be adopted using a modified retrospective transition and requires application of the new guidance at the beginning of the earliest comparative period presented. The updated standard is effective for us beginning in the first quarter of the year-ended December 31, 2019. We are currently evaluating the effect that the updated standard will have on our consolidated financial statements and related disclosures.
In March 2016, the FASB issued ASU 2016-04, Recognition of Breakage for Certain Prepaid Stored-Value Products, which allows entities to recognize breakage on prepaid stored-value products consistent with how breakage is recognized under the new revenue standard. The exception applies to prepaid stored-value products in physical or digital form, with stored monetary values that are redeemable for goods and services, including those that can be redeemed for cash (e.g., prepaid gift cards issued on a specific payment network and redeemable at network-accepting merchant locations, prepaid telecommunication cards, and traveler's checks). The ASU is effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-04 is not expected to have a significant impact on the financial statements.
In March 2016, the FASB issued ASU 2016-05, Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships, which clarifies that a change in one of the parties to a derivative contract (through novation) that is part of a hedge accounting relationship does not, by itself, require de-designation of that relationship, as long as all other hedge accounting criteria continue to be met. The ASU is effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2016. The adoption of ASU 2016-05 is not expected to have a significant impact on the financial statements.
In March 2016, the FASB issued ASU 2016-06, Contingent Put and Call Options in Debt Instruments, which clarifies that determining whether the economic characteristics of a put or call are clearly and closely related to its debt host requires only an assessment of the four-step decision sequence outlined in FASB ASC paragraph 815-15-25-24. Additionally, entities are not required to separately assess whether the contingency itself is clearly and closely related. The ASU is effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2016. The adoption of ASU 2016-06 is not expected to have a significant impact on the financial statements.
In March 2016, the FASB issued ASU 2016-07, Simplifying the Transition to the Equity Method of Accounting, which eliminates the requirement for an investor to retroactively apply the equity method when its increase in ownership interest (or degree of influence) in an investee triggers equity method accounting. The ASU is effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2016. The adoption of ASU 2016-07 is not expected to have a significant impact on the financial statements.
In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which simplifies various aspects related to the accounting and presentation of share-based payments. The amendments require entities to record all tax effects related to share-based payments at settlement or expiration through the income statement and the windfall tax benefit to be recorded when it arises, subject to normal valuation allowance considerations. All tax-related cash flows resulting from share-based payments are required to be reported as operating activities in the statement of cash flows. The updates relating to the income tax effects of the share-based payments including the cash flow presentation must be adopted either prospectively or retrospectively. Further, the amendments allow the entities to make an accounting policy election to either estimate forfeitures or recognize forfeitures as they occur. If an election is made, the change to recognize forfeitures as they occur must be adopted using a modified retrospective approach with a cumulative effect adjustment recorded to opening retained earnings. The effective date of the new standard for public companies is for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years. We will apply the updated standard in the first quarter of the year-ended December 31, 2017. We believe the new standard will cause limited volatility in our effective tax rates and a resulting impact on our diluted earnings per share due to the tax effects related to share-based payments being recorded in the income statement. The volatility in future periods will depend on our stock price at the awards' vest dates and the number of awards that vest in each period. If the share price at the vest date of an award exceeds the share price at its grant date, an additional tax benefit will be recognized in the income statement, reducing our effective tax rate. Conversely, if the share price at the vest date of an award is lower than the share price at its grant date, an additional tax expense will be recognized in the income statement, increasing our effective tax rate for that period.
In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments, which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. The ASU is effective for public business entities that are SEC filers for interim and annual periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2016-13 is not expected to have a significant impact on the financial statements.
In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments, which addresses eight classification issues related to the statement of cash flows:
●	Debt prepayment or debt extinguishment costs;
●	Settlement of zero-coupon bonds;
●	Contingent consideration payments made after a business combination;
●	Proceeds from the settlement of insurance claims;
●	Proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies;
●	Distributions received from equity method investees;
●	Beneficial interests in securitization transactions; and
●	Separately identifiable cash flows and application of the predominance principle.
The ASU is effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-15 is not expected to have a significant impact on the financial statements.
In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, which requires entities to recognize at the transaction date the income tax consequences of intercompany asset transfers other than inventory. This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. For all other entities, the ASU is effective for annual periods in fiscal years beginning after December 15, 2018, and interim periods in fiscal years beginning after December 15, 2019. We are considering the impact, if any, of the adoption of ASU 2016-16 on the financial statements.
In October 2016, the FASB issued ASU 2016-17, Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control, which requires a single decision maker or service provider, in evaluating whether it is the primary beneficiary, to consider on a proportionate basis indirect interests held through related parties under common control. This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2016. For all other entities, the ASU is effective for annual periods in fiscal years beginning after December 15, 2016, and interim periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-17 is not expected to have an impact on the financial statements.
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include cash and cash equivalents that have restrictions on withdrawal or use in total cash and cash equivalents on the statement of cash flows. This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. For all other entities, the ASU is effective for annual periods in fiscal years beginning after December 15, 2018, and interim periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2016-18 is not expected to have a material impact on the financial statements.
In December 2016, the FASB issued ASU 2016-19, Technical Corrections and Improvements, which amends a number of Topics in the FASB ASC. The ASU is part of an ongoing FASB project to facilitate Codification updates for non-substantive technical corrections, clarifications, and improvements that are not expected to have a significant effect on accounting practice or create a significant administrative cost to most entities. The ASU will apply to all reporting entities within the scope of the affected accounting guidance.